Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Disclosure of detailed information about inventories

	2023	2022
Stockpiles of ore(1)	$32,610	$46,060
Gold in-circuit(2)	8,099	48,358
Ore on leach pads	45,368	28,025
Gold doré	13	17
Copper and gold concentrate	23,720	15,226
Molybdenum inventory(3)	74,897	105,060
Total product inventories	184,707	242,746
Supplies (net of provision)(4)	72,595	74,053
Total inventories	$257,302	$316,799
(1)Includes ore in stockpiles that might or might not be scheduled for processing within the next 12 months, but is available on-demand.
(2)Includes $nil (2022 - $46.9 million) being the cost of stored gold-in-carbon inventory at the adsorption, desorption and recovery (“ADR”) plant at the Öksüt Mine.
(3)Includes a positive fair value adjustment of $0.5 million (2022 - positive $28.5 million). During the year ended December 31, 2023, impairment losses of $3.7 million (2022 - $2.9 million) were recorded within production costs to reduce the carrying value of molybdenum inventories to their net realizable value.
(4)Net of a provision for supplies inventory obsolescence of $9.3 million as at December 31, 2023 (December 31, 2022 - $10.7 million). The non-current portion of supplies inventory is included in other non-current assets.